Condensed Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Cash flows from operating activities
Net income	$ 4,349	$ 2,152	$ 11,665	$ 20,887	$ 11,729
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization expense	12,992	9,392	42,934	25,761	20,835
Stock based compensation expense	2,194	3,413	9,466	5,934	2,790
Excess tax benefit from stock based compensation	(711)	(122)	(4,954)	(3,935)	(6,998)
Deferred income taxes	2,301	2,358	10,978	11,858	9,584
Provision for (reduction of) doubtful accounts	201	(82)	1,472	308	(403)
Provision for inventory obsolescence	39	664	1,060	1,019	149
Provision for (reduction of) student computer shrinkage and obsolescence	377	71	219	(178)	243
Impairment of capitalized curriculum development cost					261
Changes in assets and liabilities:
Accounts receivable	(118,354)	(69,741)	(15,810)	(18,460)	(21,999)
Inventories	12,088	9,760	(4,621)	4,840	(11,529)
Prepaid expenses	(2,808)	2,764	363	327	(5,529)
Other current assets	(8,788)	(4,267)	(1,825)	(5,199)	(1,859)
Deposits and other assets	933	148	(1,037)	30	(1,828)
Accounts payable	10,673	12,866	2,726	2,326	(4,022)
Accrued liabilities	4,899	1,680	615	1,012	3,145
Accrued compensation and benefits	3,388	(5,915)	1,976	2,271	(1,758)
Deferred revenue	41,008	25,987	6,760	6,203	275
Cash invested in restricted cash and cash equivalents		1,843	1,842	(843)	(2,500)
Deferred rent	258	2,190	3,384	519	59
Net cash used in operating activities	(34,961)	(4,839)	67,213	54,680	(9,355)
Cash flows from investing activities
Purchase of property, equipment and software development costs	(4,911)	(8,561)	(29,563)	(10,357)	(13,939)
Capitalized curriculum development costs	(3,706)	(3,208)	(18,086)	(13,904)	(13,931)
Purchase of acquired entity, net of cash aquired	(12,641)
Cash advanced for AEC performance escrow			(6,825)
Cash returned for AEC performance escrow			6,825
Cash paid for investment in Web			(10,000)
Purchase of domain name					(16)
Net cash used in investing activities	(21,258)	(11,769)	(83,031)	(24,261)	(27,886)
Cash flows from financing activities
Proceeds from issuance of common stock, net			125,618
Repayments on capital lease obligations	(3,959)	(3,720)	(15,135)	(12,945)	(9,133)
Repayments on notes payable	(703)	(306)	(1,969)	(1,029)	(804)
Proceeds from notes payable			1,933		3,135
Borrowings from line of credit			15,000
Repayments under the line of credit			(15,000)
Net proceeds from noncontrolling interest contribution				3,374	5,000
Proceeds from exercise of stock options	1,042	1,109	13,364	8,544	9,824
Proceeds from exercise of stock warrants				50
Excess tax benefit from stock based compensation	711	122	4,954	3,935	6,998
Repurchase of restricted stock for income tax withholding	(581)		(1,627)	(58)
Net cash used in financing activities	(3,490)	(2,795)	127,138	1,871	15,020
Effect of foreign exchange rate changes on cash and cash equivalents	82		28
Net change in cash and cash equivalents	(59,627)	(19,403)	111,348	32,290	(22,221)
Cash and cash equivalents, beginning of period	193,099	81,751	81,751	49,461	71,682
Cash and cash equivalents, end of period	133,472	62,348	193,099	81,751	49,461
Purchase Of AEC [Member]
Cash flows from investing activities
Purchase of acquired entity, net of cash aquired			(24,543)
Purchase Of IS Berne [Member]
Cash flows from investing activities
Purchase of acquired entity, net of cash aquired			$ (839)